Revenue - Transaction Price Allocated to the Remaining Performance Obligation (Details)	12 Months Ended
Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Percentage of remaining performance obligation	63.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Percentage of remaining performance obligation	21.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	72 months
Percentage of remaining performance obligation	16.00%